Significant Estimates and Concentrations - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Loans receivable gross	$ 177,086,150	$ 174,201,430
Agricultural business
Concentration Risk [Line Items]
Loans receivable gross	10,982,491	9,590,745
Mortgage loans on real estate
Concentration Risk [Line Items]
Loans receivable gross	122,485,403	125,656,258
Mortgage loans on real estate | Agricultural
Concentration Risk [Line Items]
Loans receivable gross	37,392,116	29,971,649
Mortgage loans on real estate | Commercial
Concentration Risk [Line Items]
Loans receivable gross	30,973,177	40,169,813
Mortgage loans on real estate | Commercial | Loans outside company's normal lending area
Concentration Risk [Line Items]
Loans receivable gross	$ 4,162,724	$ 7,919,284